Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
As of December 31, 2024 and 2023, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	Notional amount	Type	Maturity	Fair value
2024
	Brazilian Reais	$1,000	Sell	Jan-25	$7
	Chilean Pesos	$3,000	Buy	Jan-25	$34
	Colombian Pesos	$5,500	Sell	Jan-25	$15
	Colombian Pesos	$4,700	Sell	Jan-25	$(31)
	Colombian Pesos	$5,000	Sell	Feb-25	$(24)
	Mexican Pesos	$6,200	Sell	Jan-25	$(94)
	Uruguay Pesos	$1,000	Sell	Jan-25	$15
	Uruguay Pesos	$1,000	Sell	Jan-25	$(31)
	Peruvian pesos	$500	Sell	Jan-25	$(4)
	Peruvian pesos	$1,000	Sell	Feb-25	$(7)
	Argentine pesos	$15,000	Buy	Jan-25	$(702)
	Total fair value of foreign currency forwards, net				$(822)

	Local currency	Notional amount	Type	Maturity	Fair value
2023
	Brazilian Reais	$9,000	Sell	Jan-24	$474
	Brazilian Reais	$7,000	Sell	Feb-24	$294
	Brazilian Reais	$5,000	Buy	Jan-24	$(93)
	Brazilian Reais	$5,000	Buy	Feb-24	$(104)
	Chilean Pesos	$1,500	Buy	Jan-24	$(9)
	Chilean Pesos	$1,500	Buy	Feb-24	$(13)
	Chilean Pesos	$1,500	Buy	Mar-24	$(12)
	Colombian Pesos	$5,300	Sell	Jan-24	$394
	Mexican Pesos	$4,000	Sell	Jan-24	$74
	Mexican Pesos	$6,000	Sell	Feb-24	$61
	Mexican Pesos	$4,000	Sell	Mar-24	$56
	Mexican Pesos	$1,500	Sell	Apr-24	$28
	Total fair value of foreign currency forwards, net				$1,150